Use of estimates and judgments	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Use of estimates and judgments
4.	Use of estimates and judgments
Significant judgments made by management in applying the company’s accounting policies and the key sources of uncertainty are consistent with those applied in the annual consolidated financial statements as at and for the year ended 31 December 2024.